Pacer Trendpilot International ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 93.1%
Australia - 6.4%
Afterpay Ltd. (a)	1,754	$124,418
AGL Energy Ltd.	5,091	27,011
APA Group	8,994	62,900
Aristocrat Leisure Ltd.	5,184	158,410
ASX Ltd.	1,583	89,322
Atlassian Corp. PLC - Class A - ADR (a)	1,040	338,125
Australia & New Zealand Banking Group Ltd.	22,254	452,533
BHP Group Ltd. - ADR - ADR (b)	12,105	950,969
BHP Group PLC - ADR - ADR	8,909	581,669
Brambles Ltd.	12,317	105,031
Cochlear Ltd.	506	91,101
Coles Group Ltd.	9,761	125,282
Commonwealth Bank of Australia	14,346	1,049,094
CSL Ltd.	3,658	775,555
Endeavour Group Ltd/Australia (a)	10,276	49,997
Fortescue Metals Group Ltd.	13,753	251,407
Insurance Australia Group Ltd.	18,774	66,820
Macquarie Group Ltd.	2,700	310,880
National Australia Bank Ltd.	25,955	493,889
Newcrest Mining Ltd.	6,572	127,757
Origin Energy Ltd.	14,307	43,151
QBE Insurance Group Ltd.	11,934	95,372
Ramsay Health Care Ltd.	1,479	69,615
REA Group Ltd.	386	45,793
Rio Tinto Ltd.	3,025	296,178
Santos Ltd.	14,403	68,174
Scentre Group	42,144	80,411
Sonic Healthcare Ltd.	3,649	107,166
South32 Ltd.	39,364	85,795
Suncorp Group Ltd.	10,255	86,845
Sydney Airport (a)	10,757	61,652
Telstra Corp. Ltd.	33,792	93,737
TPG Telecom Ltd.	2,844	12,898
Transurban Group	22,212	233,093
Wesfarmers Ltd.	8,861	397,571
Westpac Banking Corp.	29,332	527,799
Woodside Petroleum Ltd.	7,768	124,899
Woolworths Group Ltd.	10,276	292,290
		8,954,609
Austria - 0.3%
ams AG (a)	2,233	42,720
ANDRITZ AG	585	32,255
BAWAG Group AG (c)	589	33,510
CA Immobilien Anlagen AG	599	26,327
Erste Group Bank AG	2,456	95,299
Mayr Melnhof Karton AG	86	18,302
OMV AG	1,174	63,394
Raiffeisen Bank International AG	1,107	26,211
Strabag SE	113	5,127
Telekom Austria AG	1,155	9,851
Verbund AG	583	53,840
voestalpine AG	909	40,091
		446,927
Belgium - 0.9%
Ageas SA/NV	1,519	80,294
Anheuser-Busch InBev SA/NV - ADR - ADR (b)	6,888	433,806
Galapagos NV - ADR - ADR (a)	384	23,247
Groupe Bruxelles Lambert SA	961	111,833
KBC Groep NV	2,785	224,322
Sofina SA	127	59,539
Solvay SA - Class A	598	79,805
UCB SA	1,047	113,271
Umicore SA	1,541	95,569
		1,221,686
Canada - 9.0%
Agnico Eagle Mines Ltd. - ADR	1,971	127,484
Alimentation Couche-Tard, Inc. - Class B	6,603	266,163
Bank of Montreal - ADR	5,188	517,244
Barrick Gold Corp. - ADR	14,461	314,816
BCE, Inc. - ADR	2,427	121,132
Brookfield Asset Management, Inc. - Class A (b)	11,865	640,602
Brookfield Asset Management Reinsurance Partners Ltd. - ADR (a)	73	3,957
Canadian Imperial Bank of Commerce - ADR (b)	3,624	421,254
Canadian National Railway Co. - ADR (b)	5,760	625,709
Canadian Natural Resources Ltd. - ADR (b)	9,600	316,992
Canadian Pacific Railway Ltd. - ADR	5,242	389,585
CGI, Inc. - ADR (a)	1,716	156,036
Constellation Software, Inc./Canada	150	240,273
Enbridge, Inc. - ADR	16,979	668,124
Fortis, Inc./Canada - ADR	3,765	170,705
Franco-Nevada Corp. - ADR	1,545	247,061
Great-West Lifeco, Inc.	2,213	66,589
Hydro One Ltd. (c)	2,504	61,817
Imperial Oil Ltd. - ADR (b)	1,860	50,927
Intact Financial Corp.	1,164	158,608
Loblaw Cos. Ltd.	1,410	95,386
Magna International, Inc. - ADR	2,141	179,480
Manulife Financial Corp. - ADR	15,748	304,409
National Bank of Canada	2,739	209,640
NUTRIEN Ltd. (a)	4,624	274,666
Pembina Pipeline Corp. - ADR	4,241	140,165
Restaurant Brands International, Inc. - ADR	2,445	166,724
Rogers Communications, Inc. - Class B - ADR	2,863	146,099
Royal Bank of Canada - ADR	11,437	1,156,738
Shopify, Inc. - Class A - ADR (a)	925	1,387,435
Sun Life Financial, Inc. - ADR	4,753	247,299
Suncor Energy, Inc. - ADR (b)	12,403	243,471
TC Energy Corp. - ADR	7,636	372,102
TELUS Corp. - ADR (b)	3,418	75,880
The Bank of Nova Scotia - ADR	10,218	638,012
The Toronto-Dominion Bank - ADR	14,666	974,556
Thomson Reuters Corp. - ADR	1,373	145,524
Wheaton Precious Metals Corp. - ADR	3,440	158,756
		12,481,420
Denmark - 2.2%
AP Moller - Maersk A/S - Class A	24	64,181
AP Moller - Maersk A/S - Class B	50	138,853
Carlsberg A/S - Class B	845	156,239
Coloplast A/S - Class B	973	177,967
DSV A/S	1,634	398,143
Genmab A/S - ADR - ADR (a)	5,266	237,286
Novo Nordisk A/S - ADR - ADR	13,075	1,210,745
Novozymes A/S - Class B	1,708	134,194
Orsted AS (c)	1,360	201,994
VESTAS WIND SYSTEM (a)	7,745	285,544
		3,005,146
Finland - 1.2%
Fortum Oyj	3,556	98,034
Kone Oyj - Class B	3,287	272,243
Neste Oyj	3,510	215,766
Nokia Oyj - ADR - ADR (a)	45,588	277,175
Nordea Bank Abp	26,224	307,374
Sampo Oyj - Class A	3,939	189,803
Stora Enso Oyj - Class R	4,993	98,825
UPM-Kymmene Oyj	4,320	176,492
		1,635,712
France - 8.3%
Air Liquide SA	3,691	641,795
Airbus SE - ADR - ADR (a)	19,795	679,463
AXA SA	16,793	435,866
BNP Paribas SA	8,989	548,623
Christian Dior SE	28	22,719
Credit Agricole SA	10,314	143,884
Danone SA	5,241	385,837
Dassault Systemes SE	5,644	311,461
Electricite de France SA	3,790	46,150
Engie SA	13,520	180,461
EssilorLuxottica SA	2,401	453,319
Hermes International	275	420,497
Kering	583	522,977
L'Oreal SA	1,982	907,311
LVMH Moet Hennessy Louis Vuitton SE - ADR - ADR	10,744	1,723,177
Orange SA	15,489	172,623
Pernod Ricard SA	1,538	339,532
Safran SA	2,736	357,989
Sanofi - ADR - ADR (b)	18,400	948,704
Schneider Electric SE	4,335	726,623
TotalEnergies SE - ADR (b)	20,775	906,413
Vinci SA	3,842	406,582
Vivendi SE (b)	6,537	221,004
		11,503,010
Germany - 6.5%
adidas AG	1,444	524,334
Allianz SE	3,306	823,569
Allianz SE - ADR - ADR	1	25
BASF SE	7,152	561,816
Bayer AG - ADR - ADR	31,591	469,284
Bayerische Motoren Werke AG	2,595	258,210
Beiersdorf AG	807	95,874
Daimler AG	6,690	597,425
Deutsche Boerse AG	1,544	257,794
Deutsche Post AG	7,887	534,320
Deutsche Telekom AG	25,319	525,788
E.ON SE	17,808	219,107
Fresenius Medical Care AG & Co. KGaA	1,492	117,769
Fresenius SE & Co. KGaA	3,344	175,810
Henkel AG & Co. KGaA	840	76,378
Infineon Technologies AG	10,216	389,437
Merck KGaA	1,059	216,890
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	1,093	295,490
SAP SE - ADR - ADR (b)	8,847	1,271,491
Siemens AG - ADR - ADR	13,006	1,015,834
Siemens Energy AG (a)	2,724	74,127
Siemens Healthineers AG (c)	2,236	147,689
Volkswagen AG	226	75,066
Vonovia SE	4,426	294,965
Zalando SE (a)(c)(d)	380	42,301
		9,060,793
Hong Kong - 2.5%
AIA Group Ltd. - ADR - ADR (b)	24,447	1,171,867
Alibaba Health Information Technology Ltd. (a)	31,744	49,345
BOC Hong Kong Holdings Ltd.	29,187	93,895
Budweiser Brewing Co. APAC Ltd. (c)	10,757	30,038
China Evergrande New Energy Vehicle Group Ltd. (a)	16,443	26,449
CK Asset Holdings Ltd.	15,853	108,017
CK Hutchison Holdings Ltd.	21,921	160,222
CLP Holdings Ltd.	12,334	127,290
Galaxy Entertainment Group Ltd. (a)	16,176	109,697
Hang Seng Bank Ltd.	5,911	113,411
Henderson Land Development Co. Ltd.	10,566	47,248
Hong Kong & China Gas Co. Ltd.	87,879	143,164
Hong Kong Exchanges & Clearing Ltd.	9,318	594,729
Jardine Matheson Holdings Ltd.	2,067	122,862
MTR Corp Ltd.	12,507	74,114
Sands China Ltd. (a)	19,706	67,325
Sun Hung Kai Properties Ltd.	12,002	171,895
Techtronic Industries Co. Ltd.	13,115	234,415
		3,445,983
Ireland - 1.0%
CRH PLC - ADR - ADR	6,456	322,090
Experian PLC	7,394	325,598
Flutter Entertainment PLC (a)	1,164	199,010
James Hardie Industries PLC	3,376	113,295
Kerry Group PLC - Class A	1,249	185,204
Kingspan Group PLC	1,263	137,388
Ryanair Holdings PLC - ADR - ADR (a)	769	83,852
		1,366,437
Israel - 0.7%
Azrieli Group Ltd.	298	23,822
Bank Hapoalim BM (a)	9,089	72,543
Bank Leumi Le-Israel BM (a)	11,908	91,285
Bezeq The Israeli Telecommunication Corp. Ltd. (a)	3,749	4,011
Check Point Software Technologies Ltd. - ADR (a)	923	117,313
CyberArk Software Ltd. - ADR (a)	323	45,876
Elbit Systems Ltd.	204	26,985
Energix-Renewable Energies Ltd.	1,698	6,692
First International Bank Of Israel Ltd. (a)	407	12,931
Fiverr International Ltd. - ADR (a)(b)	138	34,350
ICL Group Ltd.	5,597	40,776
Isracard Ltd. (a)	1	3
Israel Discount Bank Ltd. (a)	9,462	44,493
JFrog Ltd. - ADR (a)(b)	87	3,812
Kornit Digital Ltd. - ADR (a)	319	42,159
Mizrahi Tefahot Bank Ltd. (a)	1,069	32,455
Nano-X Imaging Ltd. - ADR (a)(b)	101	2,863
Nice Ltd. - ADR - ADR (a)(b)	510	142,112
Plus500 Ltd.	827	16,105
Shapir Engineering and Industry Ltd.	1,105	8,214
Strauss Group Ltd.	388	10,761
Taro Pharmaceutical Industries Ltd. - ADR (a)	96	6,835
Teva Pharmaceutical Industries Ltd. - ADR - ADR (a)	8,847	85,374
Wix.com Ltd. - ADR (a)	548	163,655
ZIM Integrated Shipping Services Ltd. - ADR (a)	165	6,458
		1,041,883
Italy - 1.6%
Assicurazioni Generali SpA	9,984	199,564
Atlantia SpA (a)	3,848	69,840
Davide Campari-Milano NV	3,186	44,824
Enel SpA	60,195	555,543
Eni SpA - ADR - ADR	10,037	235,870
Ferrari NV	995	217,002
Intesa Sanpaolo SpA	136,778	378,294
Poste Italiane SpA (c)	3,731	49,437
Recordati Industria Chimica e Farmaceutica SpA	772	47,786
Snam SpA	17,667	106,967
Terna Rete Elettrica Nazionale SpA	11,383	90,525
UniCredit SpA	17,172	205,903
		2,201,555
Japan - 21.6%
Acom Co. Ltd.	3,762	15,397
Advantest Corp.	1,644	144,012
Aeon Co. Ltd.	7,107	193,506
AGC, Inc.	1,853	78,795
Aisin Corp.	1,497	60,246
Ajinomoto Co., Inc.	4,471	113,543
ANA Holdings, Inc. (a)	962	22,479
Asahi Group Holdings Ltd.	3,753	168,005
Asahi Kasei Corp.	11,340	122,698
Astellas Pharma, Inc.	14,375	227,867
Bandai Namco Holdings, Inc.	1,832	117,914
Bridgestone Corp.	5,056	221,219
Canon, Inc. - ADR - ADR	8,381	193,433
Central Japan Railway Co.	1,685	243,523
Chubu Electric Power Co., Inc.	5,871	70,454
Chugai Pharmaceutical Co. Ltd.	5,184	189,961
Dai Nippon Printing Co. Ltd.	2,463	57,610
Daifuku Co. Ltd.	965	85,940
Dai-ichi Life Holdings, Inc.	8,877	162,805
Daiichi Sankyo Co. Ltd.	14,312	281,726
Daikin Industries Ltd.	2,285	472,080
Daiwa House Industry Co. Ltd.	5,419	165,230
Daiwa Securities Group, Inc.	12,698	66,439
Denso Corp.	4,227	288,286
Dentsu Group, Inc.	2,019	69,843
Disco Corp.	235	66,727
East Japan Railway Co.	3,073	203,924
Eisai Co. Ltd.	2,410	197,339
ENEOS Holdings, Inc.	26,228	109,856
FANUC Corp.	1,477	328,237
Fast Retailing Co. Ltd.	509	342,968
FUJIFILM Holdings Corp.	3,134	223,712
Fujitsu Ltd.	1,452	245,717
GMO Payment Gateway, Inc.	333	42,678
Hankyu Hanshin Holdings, Inc.	2,079	61,116
Hikari Tsushin, Inc.	195	33,648
Hitachi Ltd.	7,566	431,594
Honda Motor Co. Ltd. - ADR - ADR	13,969	448,405
Hoya Corp.	2,927	411,015
Hulic Co. Ltd.	4,053	45,922
Idemitsu Kosan Co. Ltd.	2,016	47,301
Inpex Corp.	8,800	62,167
Isuzu Motors Ltd.	5,039	66,602
ITOCHU Corp.	11,151	328,518
Itochu Techno-Solutions Corp.	749	22,906
Japan Airlines Co. Ltd. (a)	915	19,041
Japan Exchange Group, Inc.	4,365	98,715
Japan Post Bank Co. Ltd.	3,295	27,933
Japan Post Holdings Co. Ltd.	12,072	102,239
Japan Post Insurance Co. Ltd.	964	17,030
Japan Tobacco, Inc.	9,120	177,903
KAJIMA Corp.	4,091	52,319
Kansai Paint Co. Ltd.	2,112	51,614
Kao Corp.	3,943	236,282
KDDI Corp.	12,734	386,762
Keio Corp.	1,001	55,751
Keyence Corp.	1,558	862,613
Kikkoman Corp.	1,586	96,572
Kintetsu Group Holdings Co. Ltd. (a)	1,551	52,098
Kirin Holdings Co. Ltd.	6,762	123,276
Kobe Bussan Co. Ltd.	967	32,482
Koito Manufacturing Co. Ltd.	1,069	64,897
Komatsu Ltd.	7,903	203,797
Kose Corp.	300	47,172
Kubota Corp.	9,415	195,457
Kyocera Corp.	2,872	176,370
Kyowa Kirin Co. Ltd.	2,074	67,208
Lasertec Corp.	592	110,462
M3, Inc.	3,475	225,849
Makita Corp.	2,294	118,354
Marubeni Corp.	14,113	119,112
MEIJI Holdings Co. Ltd.	1,185	73,235
MINEBEA MITSUMI, Inc.	3,470	92,835
MISUMI Group, Inc.	2,306	79,876
Mitsubishi Chemical Holdings Corp.	11,523	96,171
Mitsubishi Corp.	10,770	300,604
Mitsubishi Electric Corp.	17,448	234,750
Mitsubishi Estate Co. Ltd.	11,313	176,545
Mitsubishi Heavy Industries Ltd.	2,755	78,955
Mitsubishi UFJ Financial Group, Inc.	100,928	532,217
Mitsui & Co. Ltd.	12,421	282,998
Mitsui Fudosan Co. Ltd.	7,972	185,484
Mizuho Financial Group, Inc.	20,642	294,563
MonotaRO Co. Ltd.	1,928	44,217
MS&AD Insurance Group Holdings, Inc.	4,017	123,763
Murata Manufacturing Co. Ltd.	5,017	413,415
NEC Corp.	2,115	106,806
Nexon Co. Ltd.	3,750	76,842
Nidec Corp.	4,279	477,416
Nihon M&A Center, Inc.	2,265	62,765
Nintendo Co. Ltd. - ADR - ADR	7,579	486,951
Nippon Paint Holdings Co. Ltd.	11,281	143,140
Nippon Steel Corp.	7,725	133,227
Nippon Telegraph & Telephone Corp.	10,473	267,541
Nissan Motor Co. Ltd. (a)	19,543	112,389
Nissin Foods Holdings Co. Ltd.	691	49,130
Nitori Holdings Co. Ltd.	692	131,234
Nitto Denko Corp.	1,302	96,132
Nomura Holdings, Inc.	23,138	115,600
Nomura Research Institute Ltd.	3,170	101,713
NTT Data Corp.	5,254	80,985
Obayashi Corp.	5,858	47,577
Obic Co. Ltd.	561	98,286
Odakyu Electric Railway Co. Ltd.	2,772	65,747
Olympus Corp.	10,576	216,475
Omron Corp.	1,687	143,319
Ono Pharmaceutical Co. Ltd.	4,088	92,619
Oracle Corp Japan	293	21,820
Oriental Land Co. Ltd./Japan	1,833	249,791
ORIX Corp.	10,048	175,122
Osaka Gas Co. Ltd.	3,390	63,378
Otsuka Corp.	868	45,020
Otsuka Holdings Co. Ltd.	4,534	179,285
Pan Pacific International Holdings Corp.	4,898	101,929
Panasonic Corp.	18,923	225,186
Rakuten Group, Inc.	6,642	72,835
Recruit Holdings Co. Ltd.	13,267	680,734
Renesas Electronics Corp. (a)	8,487	91,365
Resona Holdings, Inc.	17,952	67,272
Rohm Co. Ltd.	768	74,346
Santen Pharmaceutical Co. Ltd.	3,270	44,144
Secom Co. Ltd.	1,747	131,441
Sekisui Chemical Co. Ltd.	3,713	63,629
Sekisui House Ltd.	5,237	103,136
Seven & i Holdings Co. Ltd.	6,490	287,984
SG Holdings Co. Ltd.	3,984	106,695
Sharp Corp./Japan	1,702	25,940
Shimadzu Corp.	2,244	90,001
Shimano, Inc.	699	178,087
Shimizu Corp.	5,899	43,178
Shin-Etsu Chemical Co. Ltd.	3,124	505,456
Shionogi & Co. Ltd.	2,334	122,375
Shiseido Co. Ltd.	3,270	217,175
SMC Corp.	480	283,524
SoftBank Corp.	12,349	160,912
SoftBank Group Corp. - ADR - ADR (b)	20,068	629,935
Sompo Holdings, Inc.	3,048	125,860
Sony Group Corp. - ADR - ADR	10,048	1,048,006
Subaru Corp.	5,188	101,249
Sumitomo Corp.	9,287	125,542
Sumitomo Electric Industries Ltd.	6,449	90,970
Sumitomo Metal Mining Co. Ltd.	2,223	89,524
Sumitomo Mitsui Financial Group, Inc.	10,742	361,804
Sumitomo Mitsui Trust Holdings, Inc.	3,076	100,828
Sumitomo Realty & Development Co. Ltd.	3,873	125,399
Suntory Beverage & Food Ltd.	1,057	36,950
Suzuki Motor Corp.	3,748	151,348
Sysmex Corp.	1,347	159,496
T&D Holdings, Inc.	4,840	61,677
Taisei Corp.	1,828	61,236
Taiyo Nippon Sanso Corp.	1,733	38,150
Takeda Pharmaceutical Co. Ltd. - ADR - ADR (b)	27,158	448,107
TDK Corp.	1,057	119,859
Terumo Corp.	5,675	219,178
The Kansai Electric Power Co., Inc.	6,730	63,524
Tobu Railway Co. Ltd.	1,733	44,800
Toho Co. Ltd./Tokyo	1,158	50,245
Tokio Marine Holdings, Inc.	5,710	271,174
Tokyo Electron Ltd.	1,227	502,410
Tokyo Gas Co. Ltd.	3,170	60,045
Tokyu Corp.	4,619	61,514
Toray Industries, Inc.	13,249	86,616
Toshiba Corp.	3,477	148,962
TOTO Ltd.	1,307	67,194
Toyota Industries Corp.	1,677	139,718
Toyota Motor Corp. - ADR - ADR (b)	10,231	1,839,943
Toyota Tsusho Corp.	1,928	90,332
Trend Micro, Inc.	1,003	52,022
Unicharm Corp.	3,587	143,277
Welcia Holdings Co. Ltd.	786	26,688
West Japan Railway Co.	1,559	84,086
Yakult Honsha Co. Ltd.	1,323	77,905
Yamaha Corp.	1,376	75,633
Yamato Holdings Co. Ltd.	2,743	78,761
Yaskawa Electric Corp.	2,182	107,007
Z Holdings Corp.	20,753	103,382
ZOZO, Inc.	780	26,485
		30,098,794
Luxembourg - 0.2%
ArcelorMittal	5,795	201,934
Ardagh Group SA - ADR	156	3,643
RTL Group SA	322	18,220
SES SA	3,126	24,118
		247,915
Netherlands - 4.6%
Adyen NV - ADR - ADR (a)	12,022	651,953
ASML Holding NV - ADR	3,443	2,639,886
EXOR NV	787	64,772
Heineken NV	1,922	223,894
ING Groep NV - ADR - ADR (b)	31,164	398,899
Koninklijke Ahold Delhaize NV	8,420	261,642
Koninklijke Philips NV	7,128	328,839
Prosus NV	3,304	293,366
Royal Dutch Shell PLC - ADR - ADR	32,273	1,276,397
Stellantis NV - Italy	17,319	332,619
		6,472,267
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	9,707	48,963
Contact Energy Ltd.	5,858	33,303
Fisher & Paykel Healthcare Corp. Ltd.	4,683	102,936
Mercury NZ Ltd.	5,093	23,454
Meridian Energy Ltd.	10,200	37,095
Ryman Healthcare Ltd.	3,372	30,964
Spark New Zealand Ltd.	14,923	49,229
The a2 Milk Co. Ltd. (a)	6,023	26,101
Xero Ltd. (a)	894	92,032
		444,077
Norway - 0.7%
Adevinta ASA (a)	1,838	35,336
Aker ASA	201	15,437
Aker BP ASA	881	23,803
DNB Bank ASA	7,318	149,967
Equinor ASA - ADR - ADR	9,026	176,549
Gjensidige Forsikring ASA	1,544	35,355
Leroy Seafood Group ASA	2,293	20,914
Mowi ASA	3,650	93,039
NEL ASA (a)	5,978	11,425
Norsk Hydro ASA	11,100	73,851
Orkla ASA	6,603	60,015
Salmar ASA	459	30,455
Schibsted ASA - Class A	679	35,999
Schibsted ASA - Class B	846	39,108
Telenor ASA	5,294	91,921
TOMRA Systems ASA	898	51,920
Yara International ASA	1,454	76,578
		1,021,672
Poland - 0.0% (d)
Allegro.eu SA (a)(c)	1,153	19,783
Portugal - 0.1%
EDP - Energias de Portugal SA	22,569	117,183
Jeronimo Martins SGPS SA	2,022	41,196
		158,379
Republic of Korea - 0.1%
KB Financial Group, Inc. - ADR (a)	3,175	140,621
Singapore - 1.5%
CapitaLand Ltd.	20,453	60,833
City Developments Ltd.	5,011	25,333
DBS Group Holdings Ltd.	14,550	326,555
Genting Singapore Ltd.	46,010	27,505
Keppel Corp. Ltd.	11,789	47,767
Oversea-Chinese Banking Corp. Ltd.	31,825	288,902
Sea Ltd. - ADR - ADR (a)(b)	2,939	811,634
Singapore Airlines Ltd. (a)	10,590	39,860
Singapore Exchange Ltd.	6,710	58,832
Singapore Technologies Engineering Ltd.	12,677	37,518
SINGAPORE TELECOMM (a)	52,200	87,453
United Overseas Bank Ltd.	11,368	220,489
Wilmar International Ltd.	24,676	79,221
		2,111,902
South Korea - 0.2%
Coupang, Inc. (a)(b)	964	35,012
POSCO - ADR - ADR	2,726	215,327
		250,339
Spain - 1.9%
Aena SME SA (a)(c)	603	95,995
Amadeus IT Holding SA (a)	3,660	239,835
Banco Bilbao Vizcaya Argentaria SA - ADR - ADR	54,444	346,808
Banco Santander SA - ADR - ADR	137,124	503,245
Cellnex Telecom SA (c)	4,381	285,522
EDP Renovaveis SA	2,188	51,392
Endesa SA	2,602	63,307
Iberdrola SA	47,102	567,689
Industria de Diseno Textil SA	8,620	292,347
Naturgy Energy Group SA	2,725	70,437
Telefonica SA - ADR - ADR (b)	41,856	192,119
		2,708,696
Sweden - 3.5%
Alfa Laval AB	2,443	101,995
Assa Abloy AB - Class B	8,075	258,992
Atlas Copco AB - Class A	5,267	356,093
Atlas Copco AB - Class B	3,168	179,921
Boliden AB	2,224	86,677
EPIROC AB (a)	5,093	118,918
EPIROC AB (a)	3,168	63,666
EQT AB	1,577	76,025
Essity AB - Class B	4,924	161,018
Evolution AB (c)	1,265	220,365
H & M Hennes & Mauritz AB - Class B (a)	6,298	131,778
HEXAGON AB (a)	16,076	266,116
ICA Gruppen AB	774	38,258
Industrivarden AB - Class A	1,327	52,967
Industrivarden AB - Class C	1,360	52,088
Investment AB Latour - Class B	1,023	39,977
INVESTOR AB (a)	4,034	100,283
INVESTOR AB (a)	14,858	368,153
Kinnevik AB	1,978	86,281
L E Lundbergforetagen AB - Class B	530	37,827
Lundin Energy AB	1,537	47,922
NIBE INDUSTRIER AB (a)	10,863	129,724
Sandvik AB	8,526	222,153
Skandinaviska Enskilda Banken AB - Class A	13,058	176,794
Skandinaviska Enskilda Banken AB - Class C	122	1,652
Skanska AB - Class B	2,936	82,878
SKF AB - Class B	3,056	81,224
Spotify Technology SA - ADR (a)	971	222,039
Svenska Cellulosa AB SCA - Class B	4,924	91,520
Svenska Handelsbanken AB - Class A	12,318	138,943
Svenska Handelsbanken AB - Class B	292	3,511
Swedbank AB	7,550	147,134
SWEDISH MATCH (a)	13,450	120,432
Tele2 AB - Class B	4,060	59,638
Telefonaktiebolaget LM Ericsson - ADR - ADR (b)	21,332	245,958
Telia Co. AB	20,596	90,414
Volvo AB - Class B	12,030	283,338
		4,942,672
Switzerland - 7.7%
ABB Ltd. - ADR - ADR	15,097	552,852
Alcon, Inc.	3,977	289,763
Cie Financiere Richemont SA	4,078	522,214
Givaudan SA	54	269,568
Glencore PLC	88,810	399,412
Lonza Group AG	560	435,957
Nestle SA - ADR - ADR	23,200	2,938,524
Novartis AG - ADR - ADR (b)	20,196	1,865,908
Roche Holding AG - DR - ADR	46,918	2,264,263
STMicroelectronics NV	5,333	218,510
UBS Group AG	30,178	497,720
Zurich Insurance Group AG	1,174	474,084
		10,728,775
United Kingdom - 9.8%
Anglo American PLC	10,666	473,018
Ashtead Group PLC	3,456	258,736
Associated British Foods PLC	2,896	80,791
AstraZeneca PLC - ADR - ADR (b)	21,199	1,213,431
Aviva PLC	31,980	172,164
BAE Systems PLC	25,929	207,599
Barclays PLC - ADR - ADR (b)	32,135	314,602
BP PLC - ADR - ADR	26,977	652,304
British American Tobacco PLC - ADR - ADR	18,336	686,683
BT Group PLC (a)	71,240	171,906
CNH Industrial NV - ADR	8,067	135,848
Coca-Cola European Partners PLC - ADR	1,608	99,792
Compass Group PLC (a)	14,499	306,538
Diageo PLC - ADR - ADR (b)	4,669	925,443
Ferguson PLC	1,902	266,759
GlaxoSmithKline PLC - ADR - ADR	19,864	797,341
HSBC Holdings PLC - ADR - ADR	33,482	923,099
Imperial Brands PLC	7,716	165,384
Legal & General Group PLC	47,975	174,316
Lloyds Banking Group PLC - ADR - ADR	141,281	351,790
London Stock Exchange Group PLC	2,432	253,200
National Grid PLC - ADR - ADR	6,152	395,697
Natwest Group PLC	37,315	104,981
Ocado Group PLC (a)	4,611	118,893
Prudential PLC - ADR - ADR (b)	10,524	394,545
Reckitt Benckiser Group PLC	5,744	440,968
RELX PLC - ADR - ADR	16,089	476,717
Rio Tinto PLC - ADR - ADR (b)	8,950	772,475
Smith & Nephew PLC - ADR - ADR	3,650	149,395
SSE PLC	8,509	170,968
Standard Chartered PLC	21,528	129,272
Tesco PLC	62,258	201,636
Unilever PLC - ADR - ADR	21,134	1,215,839
Vodafone Group PLC - ADR - ADR (b)	20,518	335,059
WPP PLC	8,473	109,531
		13,646,720
United States - 0.2%
Waste Connections, Inc. - ADR (b)	2,137	270,736
Uruguay - 0.1%
Globant SA - ADR (a)	301	71,987
TOTAL COMMON STOCKS (Cost $108,422,272)		129,700,496

PREFERRED STOCKS - 0.3%
Canada - 0.0% (d)
BROOKFIELD PPTY PFD L P (a)	31	775
Germany - 0.3%
Bayerische Motoren Werke AG	484	41,568
Henkel AG & Co. KGaA	1,448	146,829
Volkswagen AG	1,428	348,111
		536,508
TOTAL PREFERRED STOCKS (Cost $425,695)		537,283

REAL ESTATE INVESTMENT TRUSTS - 0.6%
Australia - 0.2%
Dexus	8,867	66,892
Goodman Group	13,228	219,774
		286,666
Hong Kong - 0.1%
Link REIT	16,706	159,726
Japan - 0.2%
Japan Real Estate Investment Corp.	5	31,311
Nippon Building Fund, Inc.	15	96,805
Nippon Prologis REIT, Inc.	15	50,043
Nomura Real Estate Master Fund, Inc.	40	63,480
		241,639
Singapore - 0.0% (d)
Ascendas Real Estate Investment Trust	24,342	56,052
United Kingdom - 0.1%
Segro PLC	9,074	153,562
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $757,260)		897,645

EXCHANGE TRADED FUNDS - 5.5%
iShares MSCI South Korea ETF (b)	86,366	7,664,982
TOTAL EXCHANGE TRADED FUNDS (Cost $5,803,110)		7,664,982
	Principal Amount
SHORT-TERM INVESTMENTS - 0.3%
Money Market Deposit Accounts - 0.3%
U.S. Bank Money Market Deposit Account, 0.003% (e)	$352,141	352,141
TOTAL SHORT-TERM INVESTMENTS (Cost $352,141)		352,141
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (e)	19,857,286	19,857,286
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,857,286)		19,857,286

Total Investments (Cost $135,617,764) - 114.1%		159,009,833
Liabilities in Excess of Other Assets - (14.1)%		(19,689,087)
TOTAL NET ASSETS - 100.0%		$139,320,746

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $19,167,565 or 13.8% of net assets.
(c)
Security exempt from registration under Rule 144(a)  and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,188,451 or 0.9% of net assets.

(d)	Less than 0.05%.
(e)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 129,700,496	$ -	$ -	$ -	$ 129,700,496
Preferred Stocks	537,283	-	-	-	537,283
Real Estate Investment Trusts	897,645	-	-	-	897,645
Exchange Traded Funds	7,664,982	-	-	-	7,664,982
Short-Term Investments	352,141	-	-	-	352,141
Investments Purchased with Proceeds from Securities Lending	-	-	-	19,857,286	19,857,286
Total Investments in Securities	$ 139,152,547	$ -	$ -	$ 19,857,286	$ 159,009,833
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.